Commitments - Disclosure of detailed information about significant commitments for streams and offtakes (Details)	12 Months Ended
Dec. 31, 2021
Amulsar stream [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	40 years
Amulsar stream [Member] | Gold [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	4.22%
Per ounce/carat price	400
Amulsar stream [Member] | Silver [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	62.50%
Per ounce/carat price	4
Amulsar offtake [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	Until delivery of2,110,425 ounces Au
Amulsar offtake [Member] | Gold [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	81.91%
Per ounce/carat price	Based onquotational period
Back Forty stream [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	Life of mine
Back Forty stream [Member] | Gold [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	18.50%
Per ounce/carat price	30% spot price(max $600)
Back Forty stream [Member] | Silver [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	85.00%
Per ounce/carat price	4
Mantos Blancos stream [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	Life of mine
Mantos Blancos stream [Member] | Silver [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	100.00%
Per ounce/carat price	8% spot
Renard stream [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	40 years
Renard stream [Member] | Diamond [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	9.60%
Per ounce/carat price	Lesser of40% of salesprice or $40
Sasa stream [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	40 years
Sasa stream [Member] | Silver [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	100.00%
Per ounce/carat price	5
Gibraltar stream [Member]
Disclosure Of Commitments [Line Items]
Term of agreement	Life of mine
Gibraltar stream [Member] | Silver [Member]
Disclosure Of Commitments [Line Items]
Attributable payable production to be purchased, percentage	75.00%
Per ounce/carat price	nil